Related-Party Transactions	12 Months Ended
Dec. 31, 2019
Related-Party Transactions [Abstract]
Related-Party Transactions

NOTE 14 – RELATED-PARTY TRANSACTIONS

Loans to principal officers, directors and their affiliates during 2019 were as follows:

Beginning balance	$3,672
New loans	3,062
Repayments	(621)
Ending balance	$6,113

All loans to related parties were made in the ordinary course of business under terms equivalent to those prevailing in the market for arm’s length transactions at the time of origination.

Deposits from principal officers, directors, and their affiliates at year-end 2019 and 2018 were $976 and $593, respectively.